Condensed Consolidated Statements of Changes in Equity € in Thousands, kr in Thousands, kr in Thousands, $ in Thousands		Issued capital [member] SEK (kr)	Share premium [member] SEK (kr)	Reserve of exchange differences on translation [member] SEK (kr)	Retained earnings [member] SEK (kr)	USD ($)	SEK (kr)	NOK (kr)	EUR (€)
Balance at Dec. 31, 2023		kr 309	kr 3,430,225	kr (9,350)	kr (2,730,288)		kr 690,896
IfrsStatementLineItems [Line Items]
Net loss					(967,611)		(967,611)
Other comprehensive loss				(30,720)		$ 55,618	(30,720)	kr 1,858	€ 1,141
Total comprehensive loss				(30,720)	(967,611)		(998,331)
Issuance of new shares		10	309,506				309,516
Repurchase of warrants			(59)				(59)
Equity-settled share-based payments			10,171				10,171
Balance at Dec. 31, 2024		319	3,749,843	(40,070)	(3,697,899)		12,193
IfrsStatementLineItems [Line Items]
Net loss					(887,444)		(887,444)
Other comprehensive loss				60,501			60,501
Total comprehensive loss				60,501	(887,444)		(826,943)
Issuance of new shares		1	93,287				93,288
Equity-settled share-based payments			152				152
Convertible debenture converted to equity			797,832				797,832
Proceeds from issuance of warrants			13,753				13,753
Balance at Jun. 30, 2025		320	4,654,867	20,431	(4,585,343)		90,275
Balance at Dec. 31, 2024		319	3,749,843	(40,070)	(3,697,899)		12,193
IfrsStatementLineItems [Line Items]
Net loss					(1,721,676)		(1,721,676)
Other comprehensive loss				64,004		$ 38,615	64,004	kr 716	€ 20,806
Total comprehensive loss				64,004	(1,721,676)		(1,657,672)
Issuance of new shares		57	758,371				758,428
Equity-settled share-based payments			15,629				15,629
Increase of share capital from premium reserve	[1]	154	(154)
Convertible debenture converted to equity			797,808				797,808
Proceeds from issuance of warrants			15,614				15,614
Balance at Dec. 31, 2025		529	5,337,112	23,934	(5,419,575)		(58,000)
IfrsStatementLineItems [Line Items]
Net loss					(1,118,055)		(1,118,055)
Other comprehensive loss				(19,303)			(19,303)
Total comprehensive loss				(19,303)	(1,118,055)		(1,137,358)
Issuance of new shares		112	310,998				311,110
Equity-settled share-based payments			249,331				249,331
Convertible debenture converted to equity		11	240,286				240,297
Proceeds from issuance of warrants			183,625				183,625
Balance at Jun. 30, 2026		kr 652	kr 6,321,352	kr 4,630	kr (6,537,629)		kr (210,995)

[1]	Einride’s share capital, which is restricted equity, increased by SEK 154 thousand through a transfer from share premium, which is non-restricted equity, for the year ended December 31, 2025. (Sw. Fondemission).